Owners' Capital/Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																												12 Months Ended
	Dec. 15, 2017	Nov. 16, 2017	Nov. 10, 2017	Oct. 25, 2017	Sep. 15, 2017	Aug. 11, 2017	Jul. 26, 2017	May 12, 2017	Apr. 26, 2017	Feb. 26, 2017	Jan. 26, 2017	Nov. 11, 2016	Oct. 26, 2016	Aug. 12, 2016	Jul. 27, 2016	May 13, 2016	Apr. 27, 2016	Feb. 12, 2016	Jan. 27, 2016	Nov. 12, 2015	Oct. 28, 2015	Aug. 13, 2015	Jul. 29, 2015	May 14, 2015	Apr. 29, 2015	Feb. 12, 2015	Jan. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Owners' Capital/Partners' Equity
Amount paid																												$ 90,280	$ 65,577		$ 51,193
Common units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared				$ 0.5175			$ 0.51		$ 0.5		$ 0.49		$ 0.478		$ 0.478		$ 0.478		$ 0.478		$ 0.478		$ 0.4345		$ 0.4345		$ 0.4345
Amount paid			$ 22,377			$ 21,001		$ 20,121		$ 19,549		$ 17,078		$ 17,077		$ 15,712		$ 15,710		$ 15,712		$ 14,047		$ 10,717		$ 10,717
Preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		$ 0.5390625					$ 0.71875
Amount paid	$ 3,100				$ 4,132

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).